Offerings	Jan. 21, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,249,983.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172.62
Offering Note	1.a. The registrant previously registered the offer and sale of certain securities having a proposed maximum aggregate offering price of $200,000,000 pursuant to a Registration Statement on Form S-3 (File No. 333-281318) (the "Prior Registration Statement"), which was initially filed on August 6, 2024 and declared effective by the Securities and Exchange Commission on August 15, 2024. As of the date hereof, a balance of $200,000,000 of such securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV(A) of Form S-3, the registrant is hereby registering the offer and sale of an additional $1,249,983.00 of its securities. The additional amount of securities that is being registered for offer and sale represents no more than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement. 1.b. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. 1.c. Estimated solely for the purpose of calculating the registration fee. Separate consideration may or may not be received for shares of common stock that are issuable upon the conversion or exercise of or in exchange for other securities registered hereunder. The aggregate maximum offering price of all securities issued by the Company pursuant to this registration statement will not exceed $1,249,983.00.